UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.5% (0.3% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 1,268,010
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 22.8% (15.4% of Total Investments)
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	232,340
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
700	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	869,743
	Mellon University, Series 2012A, 5.000%, 3/01/24
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,246,980
	Morris University, Series 2006A, 4.750%, 2/15/26
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	10/12 at 100.00	A	2,006,440
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,880,949
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	920,203
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	800,934
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	252,400
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	745,847
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	722,286
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	693,027
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	661,699
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	629,147
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	2,198,268
	Series 2012, 5.000%, 5/01/32
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB+	1,534,331
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	988,524
	University, Series 2010, 5.625%, 4/01/40
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	365,288
	RAAI Insured
1,235	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/12 at 100.00	BBB	1,235,432
	Series 2001, 5.000%, 12/15/30 – NPFG Insured
2,175	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	No Opt. Call	Aa2	2,724,079
	Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa2	5,188,156
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,900	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A–	2,047,877
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,501,311
	2006, 4.750%, 5/01/31
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	2,855,455
	2007A, 5.000%, 5/01/37 – NPFG Insured
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	847,845
	2011A, 5.250%, 5/01/41
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	4,396,359
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	324,070
	University, Series 2002, 5.000%, 1/01/20
1,000	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A+	1,109,310
	University, Series 2010, 5.000%, 3/01/40
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	2,188,540
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
1,320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	No Opt. Call	A–	1,366,002
	2003, 5.375%, 1/01/20 – RAAI Insured
1,625	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	N/R	1,700,043
	2003, 5.375%, 1/01/20 – RAAI Insured
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	836,637
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	Aa1	7,148,830
600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	678,180
	School Project, Series 2010, 6.000%, 8/01/35
3,650	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	4,235,497
	County Area Community College, Series 2011, 5.500%, 3/01/31
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,719,812
	Bucknell University, Series 2002A, 5.250%, 4/01/18
600	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	664,206
	2010, 5.000%, 11/01/40
55,235	Total Education and Civic Organizations			59,516,047
	Health Care – 24.0% (16.2% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba2	1,137,178
1,555	5.125%, 4/01/35	4/15 at 100.00	Ba2	1,479,847
3,360	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,	5/21 at 100.00	AA–	3,831,341
	Inc., Series 2012, 5.000%, 5/15/26
1,400	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	1,543,542
	Center Project, Series 2012A, 5.000%, 11/01/44
890	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	1,015,383
	5.375%, 12/01/41
2,460	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A–	2,981,471
	Center Project, Series 2011, 7.000%, 11/15/46
595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	653,018
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
900	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	972,153
	System Project, Series 2012, 5.000%, 6/01/42 (WI/DD, Settling 8/07/12)
1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	1,429,844
	Center Project, Series 2010A, 7.000%, 7/01/27
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	299,208
	2007, 5.000%, 11/01/37 – CIFG Insured
3,335	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	3,611,672
	Hospital Project, Series 2010, 5.375%, 7/01/42
1,190	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	1,536,540
	General Hospital Project, Tender Option Bond 4234, 13.500%, 1/01/36 (IF)
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	2,050,499
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan
	Hospital Project, Series 2002:
250	5.800%, 11/15/22	11/12 at 101.00	BB+	253,480
2,800	5.900%, 11/15/28	11/12 at 101.00	BB+	2,836,568
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	3,523,540
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,298,125
	Series 2004A, 5.500%, 11/01/24
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	5,818,460
	Series 2007, 5.000%, 11/01/30 – AGC Insured
	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System
	Project, Series 2009:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,260,970
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,100,670
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,
	Series 2012A:
290	4.000%, 1/01/25	1/22 at 100.00	A	298,836
740	5.000%, 1/01/41	1/22 at 100.00	A	787,700
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	736,341
	Series 2007, 5.125%, 1/01/37
1,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	1,814,528
	Abington Memorial Hospital Obligated Group, Series 2012, 5.000%, 6/01/31 (WI/DD,
	Settling 8/02/12)
215	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	247,366
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint	8/18 at 100.00	A3	1,067,320
	Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35
335	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	Baa1	382,118
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
1,240	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	1,379,078
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
1,800	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital	7/22 at 100.00	BBB–	1,886,310
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
1,795	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,970,030
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	1,550,254
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975,
	13.490%, 7/01/19 (IF)
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	BBB+	1,748,976
	Memorial Hospital,, 5.500%, 7/01/29
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	532,943
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	373,534
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
1,635	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,920,438
1,365	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,587,263
1,875	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	2,213,719
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
1,280	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	1,437,018
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32
56,783	Total Health Care			62,567,281
	Housing/Multifamily – 4.2% (2.9% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	224,742
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student
	Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,068,910
400	5.000%, 7/01/32	7/22 at 100.00	BBB+	429,584
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB+	5,134,500
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	3,357,123
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	805,584
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
10,700	Total Housing/Multifamily			11,020,443
	Housing/Single Family – 8.5% (5.8% of Total Investments)
8,710	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	8,882,022
	4.900%, 10/01/37 (Alternative Minimum Tax)
970	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	1,002,417
	4.950%, 10/01/26 (Alternative Minimum Tax)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
1,365	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,405,240
1,360	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	1,400,093
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,403,116
	4.600%, 10/01/27 (Alternative Minimum Tax)
1,680	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,739,506
	4.850%, 10/01/31 (Alternative Minimum Tax)
2,800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	3,149,944
	5.000%, 10/01/25
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	4/21 at 100.00	AA+	1,253,030
	Trust 3950, 12.481%, 4/01/27 (IF)
2,015	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/12 at 100.00	Aa1	2,017,358
	5.450%, 10/01/32 (Alternative Minimum Tax)
21,255	Total Housing/Single Family			22,252,726
	Industrials – 1.4% (0.9% of Total Investments)
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
	Bonds, Amtrak Project, Series 2012A:
1,275	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,451,779
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,171,080
3,275	Total Industrials			3,622,859
	Long-Term Care – 3.9% (2.6% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,635,990
	Ministries Project, Series 2009, 6.375%, 1/01/39
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	1,344,111
	Ministries, Series 2007, 5.000%, 1/01/36
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	BBB+	1,502,655
	Series 2003A, 5.000%, 12/01/26 – RAAI Insured
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	1,045,290
	5.000%, 6/01/21
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,634,413
415	5.000%, 11/01/36	11/16 at 100.00	A	432,119
900	Montgomery Count Inudustrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	989,478
	ACTS Retirement-Life Communities, Inc. , Series 2012, 5.000%, 11/15/26
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	1/13 at 100.50	Baa1	1,509,000
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
9,695	Total Long-Term Care			10,093,056
	Materials – 1.2% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,354,714
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/12 at 100.00	N/R	1,706,688
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
3,010	Total Materials			3,061,402
	Tax Obligation/General – 33.5% (22.6% of Total Investments)
3,430	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	3,824,690
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	3,696,150
	2009, 5.000%, 8/01/29
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	347,343
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,585,341
915	4.000%, 7/01/26	7/20 at 100.00	AA	1,006,793
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	7,028,580
	Series 2002, 5.750%, 7/01/17 (UB)
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	3,366,447
	0.000%, 9/01/30 – AMBAC Insured
4,715	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	A1	4,930,098
	Series 2012, 4.000%, 10/15/32
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	N/R	1,400,918
	FGIC Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	Aa2	5,324,800
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986,	No Opt. Call	AA+	6,769,582
	12.719%, 3/01/15 (IF)
1,675	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA	2,014,606
	6/01/34 – FGIC Insured
2,620	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	3,204,260
4,135	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	4,325,996
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AA–	3,408,090
	Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A1	3,015,226
1,280	5.000%, 9/01/26	9/22 at 100.00	A1	1,476,954
1,130	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,184,726
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aa3	1,208,950
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	BBB	763,800
	5.000%, 9/15/33 – FGIC Insured
21,000	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Philadelphia	No Opt. Call	Aa2	27,530,790
	School District Project, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB)
77,540	Total Tax Obligation/General			87,414,140
	Tax Obligation/Limited – 6.4% (4.3% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,874,892
655	5.125%, 1/01/42	1/22 at 100.00	A	728,353
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	2,376,641
	5.000%, 12/01/32 – NPFG Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA–	2,856,033
	11/15/17 – AGM Insured
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	1,027,345
	0.000%, 7/01/32 – FGIC Insured
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	2,988,625
	2009A, 6.500%, 8/01/44
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,753,749
	2010A, 5.500%, 8/01/42
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	3,147,360
	2011A-1, 5.000%, 8/01/43
17,430	Total Tax Obligation/Limited			16,752,998
	Transportation – 14.4% (9.7% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	655,729
	Series 2003, 5.250%, 7/01/17
400	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	440,392
	5.000%, 1/01/40
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	11/12 at 100.00	Baa2	2,036,587
	Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/14 at 100.00	BBB+	5,515,128
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
1,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/19 at 100.00	AA	1,330,620
	Bonds, Series 2010A, 5.000%, 12/01/38
2,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/21 at 100.00	AA	2,889,975
	Bonds, Series 2012A, 5.000%, 12/01/31
3,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	3,382,260
	Revenue, Series 2011B, 5.000%, 12/01/41
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	6,249,605
	0.000%, 12/01/38
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	Aa3	4,335,891
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	3,317,493
750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	811,830
	2009B-1, 5.000%, 12/01/37
3,600	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	3,638,808
	Insured (Alternative Minimum Tax)
2,985	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Ba1	2,985,030
	Subordinate Lien Series 2003D, 5.375%, 1/01/18
35,850	Total Transportation			37,589,348
	U.S. Guaranteed – 12.1% (8.1% of Total Investments) (4)
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	N/R (4)	1,520,400
	Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	N/R (4)	1,128,358
	2002, 5.250%, 11/01/15 (Pre-refunded 11/01/12) – AMBAC Insured
5,525	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	Aa3 (4)	6,075,179
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
1,125	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AA+ (4)	1,185,323
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
680	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	693,600
	University, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/13)
1,535	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	Aa1 (4)	1,822,966
	(Pre-refunded10/01/16)
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	Aa1 (4)	577,695
	(Pre-refunded1/01/16)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	606,701
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	1,027,709
515	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	BBB (4)	644,018
	NPFG Insured (ETM)
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1 (4)	5,597,157
3,185	5.000%, 11/01/31 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1 (4)	3,223,602
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A+ (4)	1,066,838
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	A (4)	465,279
	District, Series 2003, 5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured
2,655	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (4)	3,103,244
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
2,370	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	Aaa	2,724,623
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
28,905	Total U.S. Guaranteed			31,462,692
	Utilities – 5.7% (3.9% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB+	1,295,688
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	A–	1,474,201
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	726,012
	5.000%, 9/01/26 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AA–	2,059,860
	2003, 5.375%, 7/01/19 – AGM Insured
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	5,708,557
	AMBAC Insured
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	9/12 at 101.00	Baa1	3,744,141
	Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20
14,570	Total Utilities			15,008,459
	Water and Sewer – 9.6% (6.5% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	2,333,562
	5.000%, 12/01/21 – NPFG Insured
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA–	2,325,547
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue	10/12 at 100.00	AA–	5,015,950
	Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	2,014,720
	2004, 5.000%, 7/15/22 – AGM Insured
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	1,799,264
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	558,980
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
3,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	3,899,280
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
1,815	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%,	11/12 at 100.00	A1	1,823,821
	11/01/31 – FGIC Insured
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	2,302,758
	7/01/23 – AGM Insured
2,620	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,937,779
23,490	Total Water and Sewer			25,011,661
$ 358,738	Total Investments (cost $355,902,532) – 148.2%			386,641,122
	Floating Rate Obligations – (10.2)%			(26,625,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.1%) (5)			(112,500,000)
	Other Assets Less Liabilities – 5.1%			13,364,532
	Net Assets Applicable to Common Shares – 100%			$ 260,880,654

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$386,641,122	$ —	$386,641,122

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $329,641,515.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$31,295,486
Depreciation	(921,275)
Net unrealized appreciation (depreciation) of investments	$30,374,211

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012